Earnings/ (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 304,654	$ 173,556	$ 565,999
Weighted average common shares outstanding, basic	106,883,330	98,457,929	102,153,255
Basic earnings per share	$ 2.85	$ 1.76	$ 5.54
Dillutive potential common shares	1,819,658	470,082	383,711
Weighted average common shares outstanding, diluted	108,702,988	98,928,011	102,536,966
Diluted earnings per share	$ 2.80	$ 1.75	$ 5.52